Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Statement of Operations	All of the Company’s operating expenses, which consist of general and administrative expenses, relate to this single operating segment as reported on the statement of operations, and are the significant segment expenses provided to the CODM on a regular basis.

For the period from March 7, 2025 (inception) to
December 31,
2025
General and administrative	$14,087,675
Marketing and advertising	$469,530
Total other expense, net	$202,782,107